Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation	The accompanying Consolidated Financial Statements as of December 31, 2022 and 2021 and for the years ended December 31, 2022, 2021 and 2020 (“the Consolidated Financial Statements”) have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). The Company conducts business through one operating segment.
Consolidation	The accompanying Consolidated Financial Statements include our accounts and those of our wholly owned subsidiaries. All intercompany accounts and transactions, including the intercompany portion of transactions with equity method investees, have been eliminated in consolidation. The Consolidated Financial Statements are presented in United States dollars (hereinafter “U.S. dollars” or “$”).
Reclassification	Certain prior year amounts have been reclassified to conform to the current year presentation.
Use of Estimates
Use of Estimates
The preparation of the Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Significant estimates and assumptions reflected in these Consolidated Financial Statements include, but are not limited to, revenue recognition; determination of useful lives of property and equipment; valuation of warrant liabilities, earnout liabilities, stock options; and determination of income tax. We evaluate our estimates and assumptions on an ongoing basis. Actual results could differ from those estimates and such differences may be material to the Consolidated Financial Statements.

Revenue Recognition
Revenue Recognition
We recognize revenue in accordance with Topic 606 Revenue from contracts with customers. Revenue is recognized when a customer obtains control of promised goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The amount of revenue that is recorded reflects the consideration that we expect to receive in exchange for goods or services provided under such contracts. We apply the following five-step model in order to determine this amount: (i) identification of the promised goods in the contract; (ii) determination of whether the promised goods are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) we satisfy each performance obligation.
Our main revenue stream is from services. We recognize as revenues the amount of the transaction price that is allocated to the respective performance obligation when or as the performance obligation is satisfied. Generally, our performance obligations are transferred to customers at a point in time, typically upon delivery. Our satellite imagery can be delivered to customers in two ways, either by providing access via our platform or via electronic delivery.
The nature of our contracts does not currently give rise to variable consideration related to returns or refunds as those are not offered.
We evaluate contracts with a minimum purchase commitment to determine whether we expect to be entitled to a breakage amount. We consider the requirements on constraining estimates variable consideration. The following factors are evaluated when assessing the increased likelihood of a significant revenue reversal: (i) the amount of consideration is highly susceptible to factors outside our influence or control (e.g., volatility in a market, judgment of action of third parties, weather conditions), (ii) uncertainty about the amount of consideration is not expected to be resolved for a long period of time, (iii) our experience with similar types of contracts is limited, or that experience has limited predictive value, (iv) we have a practice of either offering a broad range of price concessions or changing the payment terms and conditions of similar contracts in similar circumstances, and (v) the contract has a large number and broad range of possible consideration amounts.
We exclude amounts collected on behalf of third parties, such as sales taxes, when determining transaction price.
Contract liabilities consist of payments received from customers, or such consideration that is contractually due, in advance of providing the product or performing services.
We generally do not enter into long-term financing arrangements or payment plans with customers. Although our business practice is not to enter into contracts with non-cash consideration, at times this may occur. In these instances, we determine the fair value of the non-cash consideration at contract inception and includes this value as part of the total arrangement consideration. In instances where we cannot reasonably estimate the fair value of the non-cash consideration, we will measure the consideration indirectly by reference to its stand-alone selling price of the goods promised to the customer in exchange for consideration.

Fair Value Measurement
Fair Value Measurement
Certain assets and liabilities are carried at fair value in accordance with U.S. GAAP.
Valuation techniques used to measure fair value requires us to utilize observable and unobservable inputs. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Financial instruments carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:
•Level 1: Quoted prices in active markets for identical assets or liabilities.
•Level 2: Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.
•Level 3: Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.
Assets and liabilities recognized at fair value on a recurring basis in the Consolidated Financial Statements are re-assessed at the end of each reporting period to determine whether any transfers have occurred between levels in the hierarchy.
For fair value disclosures, classes of assets and liabilities are based on the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy.

Credit Risk Management
Credit risk management
Credit risk is the risk that a counterparty fails to discharge an obligation to us. We are exposed to credit risk from financial assets including cash, cash equivalents and restricted cash held at banks, trade and other receivables.
The credit risk is managed based on our credit risk management policies and procedures. Credit risk of any entity doing business with us is systematically analyzed, including aspects of a qualitative nature. The measurement and assessment of our total exposure to credit risk covers all financial instruments involving any counterparty risk.
The credit risk in respect of cash balances held with banks and deposits with banks are managed via diversification of bank deposits and are only with major reputable financial institutions.
As our risk exposure is mainly influenced by the individual characteristics of each customer, we continuously analyze the creditworthiness of significant debtors. Accounts receivable are non-interest bearing and generally on terms of 30 to 90 days.

Impairments of Assets
Impairment of Assets

We assess potential impairments to long-lived assets whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable. An impairment is considered to exist if the total estimated future cash flows on an undiscounted basis are less than the carrying amount of the assets or asset group. We performed an impairment test as of December 31, 2022, 2021 and 2020 due to our net loss for those years and concluded that the asset group is not impaired.

Estimates of future cash flows are highly subjective judgments based on management’s experience and knowledge of the Company's operations. These estimates can be significantly impacted by many factors, including changes in global economic conditions, operating costs, obsolescence of technology and competition.
If estimates or underlying assumptions change in the future, we may be required to record impairment charges. If the fair value of an asset group is less than its carrying amount, then the carrying amount of the asset group would be reduced to its fair value. That reduction is an impairment loss that would be recognized in the Consolidated Statements of Operations and Comprehensive Loss
Equity Method Investments
Equity Method Investments

We account for equity investments in which we have significant influence, but not a controlling financial interest, using the equity method of accounting. Under the equity method of accounting, investments are initially recorded at cost, less impairment, and subsequently adjusted to recognize our share of earnings or losses as a component of Other income (expense), net in the Consolidated Statements of Operations and Comprehensive Loss. Our equity method investments are required to be reviewed for impairment when it is determined there may be an other-than-temporary loss in value. We have not recorded any impairment losses related to our equity method investments during the year ended December 31, 2022. We did not hold any equity investments in 2021 or 2020.

Stock-Based Compensation
Stock-Based Compensation

We measure and recognize all stock-based compensation expense based on estimated fair values for all stock-based awards made to employees and non-employees. Compensation cost is recognized over the requisite service period for each separate tranche, as though each tranche of the award is, in substance, a separate award. The expense calculation includes estimated forfeiture rates, which have been developed based upon historical experience.

The fair values for stock options are calculated using the Black-Scholes option pricing model using the following inputs:

Expected term - The simplified method is used to calculate the expected term.

Expected volatility - We determine the expected stock price volatility based on the historical volatilities of guideline companies from comparable industries.

Expected dividend yield - We do not use a dividend rate due to the fact that we have never declared or paid cash dividends on the Company’s common stock and we do not anticipate doing so in the foreseeable future.

Risk-free interest rate - We base our interest rate on a treasury instrument for which the term is commensurate with the maximum expected life of the stock options.

Foreign Currencies
Foreign Currencies
The financial position and results of operations of certain of our foreign subsidiaries are measured using the local currency as the functional currency. Revenues and expenses of these subsidiaries have been translated into U.S. dollars at average exchange rates prevailing during the period. Assets and liabilities of these subsidiaries have been translated at the exchange rates as of the balance sheet date. Translation gains and losses are recorded in accumulated other comprehensive loss.
Aggregate foreign currency gains and losses, such as those resulting from the settlement of receivables or payables, foreign currency contracts and short-term intercompany advances in a currency other than the relevant subsidiary’s functional currency, are recorded currently in the Consolidated Statements of Operations and Comprehensive Loss (included in other income, net) and resulted in gains of $1,576, $1,022, and $594 during the years ended December 31, 2022, 2021, and 2020, respectively.
Leases
Leases
We determine if a contract is a lease or contains a lease at inception. On the lease commencement date, we recognize a right-of-use (“ROU”) asset and lease liability related to operating type leases. The cost of ROU assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Operating lease liabilities are recorded based on the present value of the future lease fixed payments. In determining the present value of future lease payments, we use our incremental borrowing rate applicable to the economic environment and the duration of the lease based on the information available at the commencement date as the majority of leases do not provide an implicit rate. For real estate and equipment contracts, we generally account for the lease and non-lease components as a single lease component. In assessing the lease term, we include options to renew only when we are reasonably certain that such option(s) will be exercised; a determination which is at our sole discretion. Variable lease payments are recognized as expenses in the period incurred. For leases with an initial term of 12 months or less, we have elected to not record an ROU asset and lease liability. We record lease expense on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, beginning on the commencement date.
We remeasure and reallocate the consideration in a lease when there is a modification of the lease that is not accounted for as a separate contract. The lease liability is remeasured when there is a change in the lease term or in the assessment of whether we will exercise a lease option. We assess ROU assets for impairment in accordance with our long-lived asset impairment policy.
We account for lease agreements with contractually required lease and non-lease components on a combined basis. Lease payments made for cancellable leases, variable amounts that are not based on an observable index and lease agreements with an original duration of less than 12 months are recorded directly to lease expense.
For the periods presented, we do not have any financing type leases.
Accounts Receivable and Allowance for Doubtful Accounts
Accounts Receivable and Allowance for Doubtful Accounts
Trade accounts receivable are stated at the amount owed by the customer, net of allowances for estimated doubtful accounts, discounts, returns and rebates. We measure the allowance for doubtful accounts based on the estimated loss.
In calculating an allowance for doubtful accounts, we use our historical experience, external indicators and an aging method. We assess impairment of trade accounts receivable on a collective basis as they possess shared credit risk characteristics which have been grouped based on the days past due.
Accounts are written off against the allowance account when they are determined to be no longer collectible.
Cash, Cash Equivalents	Cash and cash equivalents include deposits in banks and short-term (original maturities of three months or less at the time of purchase), highly liquid investments that are readily convertible to known amounts of cash with a maturity of three months or less at the time of purchase.
Restricted Cash	Restricted cash, including amounts in Other non-current assets, represents amounts pledged as guarantees for sales and lease agreements as contractually required.
Accounting Standards Recently Adopted and Accounting Standards Not Yet Adopted
Accounting Standards Recently Adopted
In May 2021, the FASB issued ASU 2021-04, Earnings per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic 470-50), Compensation-Stock Compensation (Topic 718), and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40), which clarifies and reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified upon modification or exchange. This ASU is effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. An entity applies the amendments prospectively to modifications or exchanges occurring on or after the effective date of the amendments. We adopted this guidance as of January 1, 2022. The impact of adopting this new guidance was not material to the consolidated financial statements.
In January 2020, the FASB issued ASU 2020-01, Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)—Clarifying the Interactions between Topic 321, Topic 323, and Topic 815 (a consensus of the Emerging Issues Task Force), which clarifies the interaction of accounting for equity securities, investments accounted for under the equity method of accounting, and the accounting for certain forward contracts and purchase options, under the aforementioned topics. This ASU is effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. An entity applies the amendments prospectively to modifications or exchanges occurring on or after the effective date of the amendments. We adopted this guidance as of January 1, 2022. The impact of adopting this new guidance was not material to the consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”) which is part of the FASB’s overall simplification initiative to reduce the costs and complexity of applying accounting standards while maintaining or improving the usefulness of the information provided to users of financial statements. ASU 2019-12 simplifies accounting guidance for intra-period allocations, deferred tax liabilities, year-to-date losses in interim periods, franchise taxes, step-up in tax basis of goodwill, separate entity financial statements, and interim recognition of tax laws or rate changes. ASU 2019-12 is effective for emerging growth companies following private company adoption dates in fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted. We adopted this guidance as of January 1, 2022. The impact of adopting this new guidance was not material to the consolidated financial statements.

Accounting Standards Not Yet Adopted

In June 2016, the FASB issued ASU No. 2016-13, Credit Losses - Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 requires entities to use a forward-looking approach based on current expected credit losses to estimate credit losses on certain types of financial instruments, including trade receivables, resulting in an earlier recognition of losses than under the current incurred loss approach, which requires waiting to recognize a loss until it is probable of being incurred. This standard is effective for us beginning January 1, 2023 and will be adopted using the modified retrospective transition method through a cumulative-effect adjustment to retained earnings as of the effective date. Upon adoption, the standard is expected to only impact our account for credit losses related to accounts receivable. In preparation for the adoption of the new standard, we have updated certain policies and related processes, but we do not expect the adoption of this new guidance will have a material impact on the Consolidated Financial Statements.